6. Derivative Liabilities: Schedule of Derivative Liabilities Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Expected dividend yield	0.00%	0.00%
Minimum
Risk free interest rate	0.02%	0.04%
Stock volatility factor	104.46%	65.07%
Weighted average expected option life	6 months	6 months
Maximum
Risk free interest rate	0.58%	0.38%
Stock volatility factor	149.81%	274.85%
Weighted average expected option life	2 years	2 years